Significant Accounting Policies - Estimated Useful Lives of Assets (Details)	12 Months Ended
Dec. 31, 2018
Building
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Computer equipment and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Computer equipment and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years
Laboratory equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years